AB Bond Inflation Strategy

Portfolio of Investments

July 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 71.8%
United States – 71.8%
U.S. Treasury Inflation Index 0.125%, 07/15/2026 (TIPS)	U.S.$	100,931	$96,798,660
0.125%, 07/15/2030 (TIPS)(a)		249,827	226,913,043
0.125%, 07/15/2031 (TIPS)		11,679	10,410,584
0.625%, 07/15/2032 (TIPS)		3,122	2,844,868
1.375%, 07/15/2033 (TIPS)		78,485	75,320,626
1.75%, 01/15/2034 (TIPS)		23,209	22,886,740

Total Inflation-Linked Securities (cost $438,994,739)			435,174,521

CORPORATES - INVESTMENT GRADE – 11.5%
Financial Institutions – 6.7%
Banking – 5.5%
Ally Financial, Inc. 6.992%, 06/13/2029		575	604,503
American Express Co. 5.098%, 02/16/2028		987	991,925
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		200	203,830
7.883%, 11/15/2034		200	224,100
Banco de Credito del Peru SA 3.125%, 07/01/2030(b)		958	928,829
Banco Santander SA 6.35%, 03/14/2034		200	205,638
6.921%, 08/08/2033		800	856,456
9.625%, 05/21/2033(c)		800	913,104
Bank of America Corp. 2.687%, 04/22/2032		540	467,467
2.972%, 02/04/2033		1,019	882,709
Bank of Ireland Group PLC 5.601%, 03/20/2030(b)		301	305,545
Bank of New York Mellon Corp. (The) 5.606%, 07/21/2039		291	294,512
Barclays PLC 5.674%, 03/12/2028		329	333,290
BNP Paribas SA 4.625%, 02/25/2031(b) (c)		489	408,770
5.497%, 05/20/2030(b)		987	1,000,374
BPCE SA 6.508%, 01/18/2035(b)		1,013	1,041,718
CaixaBank SA 6.037%, 06/15/2035(b)		955	985,426
Capital One Financial Corp. 6.377%, 06/08/2034		949	994,296
Citigroup, Inc. 2.561%, 05/01/2032		1,226	1,045,435
Series AA 7.625%, 11/15/2028(c)		43	44,716
Series W 4.00%, 12/10/2025(c)		504	482,802
Series Y 4.15%, 11/15/2026(c)		480	446,285

	Principal Amount (000)		U.S. $ Value

Credit Agricole SA 6.251%, 01/10/2035(b)	U.S.$	677	$700,045
Deutsche Bank AG/New York NY 3.961%, 11/26/2025		405	402,635
7.146%, 07/13/2027		233	240,719
Discover Bank Series B 5.974%, 08/09/2028		327	330,607
Goldman Sachs Group, Inc. (The) Series P 8.461% (CME Term SOFR 3 Month + 3.14%), 09/03/2024(c) (d)		244	244,349
Series V 4.125%, 11/10/2026(c)		775	724,555
HSBC Holdings PLC 7.399%, 11/13/2034		560	621,897
8.113%, 11/03/2033		1,177	1,359,294
Intesa Sanpaolo SpA 7.20%, 11/28/2033(b)		357	392,807
JPMorgan Chase & Co. 2.963%, 01/25/2033		1,484	1,292,416
Lloyds Banking Group PLC 7.50%, 09/27/2025(c)		1,010	1,013,888
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		344	349,875
Morgan Stanley 0.406%, 10/29/2027	EUR	1,030	1,046,441
NatWest Group PLC 3.032%, 11/28/2035	U.S.$	270	233,574
8.125%, 11/10/2033(c)		317	327,940
PNC Financial Services Group, Inc. (The) Series R 8.648% (CME Term SOFR 3 Month + 3.30%), 09/01/2024(c) (d)		352	352,602
Santander Holdings USA, Inc. 6.174%, 01/09/2030		99	101,817
Societe Generale SA 5.519%, 01/19/2028(b)		812	813,210
Standard Chartered PLC 3.971%, 03/30/2026(b)		657	650,193
6.00%, 07/26/2025(b) (c)		1,267	1,258,030
7.027% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(b) (c) (d)		400	378,936
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		564	575,906
Svenska Handelsbanken AB 4.75%, 03/01/2031(b) (c)		1,400	1,223,964
UBS Group AG 4.194%, 04/01/2031(b)		614	584,307
6.373%, 07/15/2026(b)		1,025	1,034,092
9.25%, 11/13/2033(b) (c)		283	321,004
UniCredit SpA 1.982%, 06/03/2027(b)		204	192,215
2.569%, 09/22/2026(b)		1,071	1,035,464

	Principal Amount (000)		U.S. $ Value

Wells Fargo & Co. 3.35%, 03/02/2033	U.S.$	1,506	$1,336,078
Series BB 3.90%, 03/15/2026(c)		418	398,889

			33,199,479

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(c)		1,366	1,275,393

Finance – 0.1%
Aviation Capital Group LLC 4.125%, 08/01/2025(b)		7	6,897
4.875%, 10/01/2025(b)		246	244,030
5.50%, 12/15/2024(b)		425	423,797

			674,724

Insurance – 0.4%
Athene Global Funding 1.985%, 08/19/2028(b)		308	272,706
2.55%, 11/19/2030(b)		65	55,592
2.717%, 01/07/2029(b)		117	106,182
5.526%, 07/11/2031(b)		22	22,302
5.583%, 01/09/2029(b)		49	49,968
5.62%, 05/08/2026(b)		387	390,487
Principal Life Global Funding II 5.10%, 01/25/2029(b)		639	646,201
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(b)		1,000	1,008,220

			2,551,658

REITs – 0.5%
American Tower Corp. 5.20%, 02/15/2029		432	437,806
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		949	815,020
4.00%, 01/15/2031		414	378,880
Trust Fibra Uno 5.25%, 01/30/2026(b)		943	926,498

			2,558,204

			40,259,458

Industrial – 4.1%
Basic – 0.2%
Freeport Indonesia PT 4.763%, 04/14/2027(b)		415	409,684
Glencore Funding LLC 5.338%, 04/04/2027(b)		312	314,945
6.50%, 10/06/2033(b)		543	580,397

			1,305,026

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.2%
Boeing Co. (The) 3.25%, 02/01/2028	U.S.$	123	$114,706
3.625%, 02/01/2031		120	107,740
5.15%, 05/01/2030		108	106,347
6.298%, 05/01/2029(b)		242	250,247
6.528%, 05/01/2034(b)		320	335,910
Embraer Netherlands Finance BV 5.40%, 02/01/2027		590	588,159

			1,503,109

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		343	299,614
Prosus NV 3.061%, 07/13/2031(b)		240	198,900
3.257%, 01/19/2027(b)		593	556,678
3.68%, 01/21/2030(b)		205	183,219
4.027%, 08/03/2050(b)		775	527,969
Tencent Holdings Ltd. 3.24%, 06/03/2050(b)		655	442,911

			2,209,291

Consumer Cyclical - Automotive – 0.8%
Ford Motor Co. 3.25%, 02/12/2032		532	446,981
Ford Motor Credit Co., LLC 6.125%, 03/08/2034		511	511,654
General Motors Financial Co., Inc. 5.75%, 02/08/2031		999	1,022,646
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(b)		1,942	1,843,657
Hyundai Capital America 5.25%, 01/08/2027(b)		252	253,605
5.275%, 06/24/2027(b)		151	152,367
6.10%, 09/21/2028(b)		486	505,737

			4,736,647

Consumer Cyclical - Entertainment – 0.0%
Hasbro, Inc. 6.05%, 05/14/2034		231	235,976

Consumer Cyclical - Other – 0.0%
Las Vegas Sands Corp. 3.90%, 08/08/2029		26	24,148

Consumer Non-Cyclical – 0.8%
Cargill, Inc. 5.125%, 10/11/2032(b)		632	641,954
Cencosud SA 5.95%, 05/28/2031(b)		308	311,465

	Principal Amount (000)		U.S. $ Value

CVS Health Corp. 5.70%, 06/01/2034	U.S.$	666	$679,627
General Mills, Inc. 4.70%, 01/30/2027		278	277,544
Imperial Brands Finance PLC 5.875%, 07/01/2034(b)		914	917,620
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034(b)		583	626,713
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,190	865,225
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		731	793,091

			5,113,239

Energy – 0.8%
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		1,803	1,497,536
5.75%, 01/15/2031(b)		796	799,654
Occidental Petroleum Corp. 5.20%, 08/01/2029		283	285,694
5.375%, 01/01/2032		297	300,472
Saudi Arabian Oil Co. 5.75%, 07/17/2054(b)		637	619,483
Var Energi ASA 7.50%, 01/15/2028(b)		867	923,190
8.00%, 11/15/2032(b)		680	777,736

			5,203,765

Other Industrial – 0.1%
LKQ Corp. 6.25%, 06/15/2033		312	323,619

Services – 0.1%
Moody’s Corp. 5.00%, 08/05/2034		305	304,997

Technology – 0.6%
Broadcom, Inc. 5.05%, 07/12/2027		346	349,162
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,853	2,100,165
TSMC Arizona Corp. 3.875%, 04/22/2027	U.S.$	1,009	988,820

			3,438,147

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		201	184,261
5.875%, 07/05/2034(b)		253	251,216

			435,477

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(b)	U.S.$	303	$216,078

			25,049,519

Utility – 0.7%
Electric – 0.7%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		346	304,919
Alexander Funding Trust II 7.467%, 07/31/2028(b)		656	701,717
American Electric Power Co., Inc. 6.95%, 12/15/2054		565	573,238
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		1,183	941,076
Electricite de France SA 9.125%, 03/15/2033(b) (c)		415	460,119
Engie Energia Chile SA 3.40%, 01/28/2030(b)		751	664,165
6.375%, 04/17/2034(b)		240	245,100
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		101	102,781
Pacific Gas and Electric Co. 5.55%, 05/15/2029		151	154,136
Vistra Operations Co., LLC 6.95%, 10/15/2033(b)		272	296,148

			4,443,399

Total Corporates - Investment Grade (cost $69,604,735)			69,752,376

ASSET-BACKED SECURITIES – 5.9%
Other ABS - Fixed Rate – 3.1%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)		1,431	1,289,550
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(b)		51	50,474
Series 2022-X1, Class A 1.75%, 02/15/2027(b)		31	30,633
Series 2024-X1, Class A 6.27%, 05/15/2029(b)		740	741,712
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(b)		502	501,865
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(b)		408	405,595

	Principal Amount (000)		U.S. $ Value

BHG Securitization Trust Series 2022-A, Class D 3.56%, 02/20/2035(b)	U.S.$	1,350	$1,218,592
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		450	415,385
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		481	429,752
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(b)		197	193,081
Series 2023-1, Class A2 5.99%, 03/15/2032(b)		1,672	1,671,984
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(b)		2,152	1,968,696
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		421	379,848
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		488	472,559
Series 2020-1A, Class A2 3.981%, 12/20/2050(b)		323	298,613
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)		493	493,457
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)		490	456,907
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(b)		1,623	1,455,222
Series 2023-1A, Class A2 7.308%, 01/30/2053(b)		1,936	1,971,070
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(b)		758	633,572
Series 2021-DA, Class B 2.90%, 04/20/2062(b)		793	680,524
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(b)		443	444,493
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(b)		854	856,330
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(b)		661	663,798
Series 2024-3, Class A 6.258%, 10/15/2031(b)		842	844,974

			18,568,686

	Principal Amount (000)		U.S. $ Value

Autos - Fixed Rate – 2.6%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(b)	U.S.$	649	$650,744
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(b)		218	219,025
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)		1,294	1,304,197
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		135	127,486
Series 2021-N4, Class D 2.30%, 09/11/2028		454	439,142
Series 2021-P4, Class D 2.61%, 09/11/2028		1,206	1,106,492
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(b)		913	891,231
Series 2022-A, Class C 2.17%, 04/16/2029(b)		1,348	1,331,352
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(b)		113	110,829
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		1,000	939,152
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(b)		1,660	1,612,383
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(b)		22	22,001
Series 2022-1A, Class A 5.21%, 06/15/2027(b)		632	631,155
Lendbuzz Securitization Trust Series 2023-2A, Class A2 7.09%, 10/16/2028(b)		848	860,343
Octane Receivables Trust Series 2021-2A, Class B 2.02%, 09/20/2028(b)		1,508	1,450,298
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(b)		818	814,763
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(b)		607	610,766

	Principal Amount (000)		U.S. $ Value

Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(b)	U.S.$	508	$506,892
Series 2022-B, Class B 5.721%, 08/16/2032(b)		348	348,098
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(b)		108	107,488
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(b)		517	518,724
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(b)		606	608,275
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(b)		188	188,382
Westlake Automobile Receivables Trust Series 2023-2A, Class A2A 5.87%, 07/15/2026(b)		550	549,543

			15,948,761

Credit Cards - Fixed Rate – 0.2%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(b)		987	993,327

Total Asset-Backed Securities (cost $36,828,858)			35,510,774

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.7%
Risk Share Floating Rate – 5.5%
Bellemeade Re Ltd. Series 2021-3A, Class A2 6.347% (CME Term SOFR + 1.00%), 09/25/2031(b) (d)		1,699	1,699,422
Series 2022-1, Class M1B 7.497% (CME Term SOFR + 2.15%), 01/26/2032(b) (d)		1,255	1,263,363
Series 2022-2, Class M1A 9.347% (CME Term SOFR + 4.00%), 09/27/2032(b) (d)		2,594	2,652,128
Connecticut Avenue Securities Trust Series 2022-R01, Class 1M2 7.247% (CME Term SOFR + 1.90%), 12/25/2041(b) (d)		2,899	2,936,905
Series 2022-R03, Class 1M2 8.847% (CME Term SOFR + 3.50%), 03/25/2042(b) (d)		2,283	2,403,840
Series 2022-R04, Class 1M2 8.447% (CME Term SOFR + 3.10%), 03/25/2042(b) (d)		573	595,643
Series 2023-R02, Class 1M1 7.647% (CME Term SOFR + 2.30%), 01/25/2043(b) (d)		865	888,497

	Principal Amount (000)		U.S. $ Value

Eagle Re Ltd. Series 2021-2, Class M1B 7.397% (CME Term SOFR + 2.05%), 04/25/2034(b) (d)	U.S.$	239	$239,651
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 10.262% (CME Term SOFR + 4.91%), 05/25/2028(d)		62	64,090
Series 2021-DNA5, Class M2 6.997% (CME Term SOFR + 1.65%), 01/25/2034(b) (d)		304	306,071
Series 2021-DNA6, Class M2 6.847% (CME Term SOFR + 1.50%), 10/25/2041(b) (d)		2,561	2,575,833
Series 2021-HQA3, Class M1 6.197% (CME Term SOFR + 0.85%), 09/25/2041(b) (d)		770	767,567
Series 2021-HQA4, Class M2 7.697% (CME Term SOFR + 2.35%), 12/25/2041(b) (d)		1,765	1,786,290
Series 2022-DNA1, Class M1B 7.197% (CME Term SOFR + 1.85%), 01/25/2042(b) (d)		1,542	1,564,419
Series 2022-DNA2, Class M1B 7.747% (CME Term SOFR + 2.40%), 02/25/2042(b) (d)		2,468	2,535,676
Series 2022-DNA3, Class M1B 8.247% (CME Term SOFR + 2.90%), 04/25/2042(b) (d)		1,069	1,112,299
Series 2022-DNA4, Class M1B 8.697% (CME Term SOFR + 3.35%), 05/25/2042(b) (d)		2,051	2,155,523
Series 2022-DNA5, Class M1B 9.847% (CME Term SOFR + 4.50%), 06/25/2042(b) (d)		3,681	3,987,748
Series 2024-DNA1, Class M1 6.697% (CME Term SOFR + 1.35%), 02/25/2044(b) (d)		1,199	1,203,601
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 11.162% (CME Term SOFR + 5.81%), 04/25/2028(d)		295	309,538
Series 2021-R02, Class 2M2 7.347% (CME Term SOFR + 2.00%), 11/25/2041(b) (d)		1,221	1,228,959
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.212% (CME Term SOFR 1 Month + 3.86%), 05/30/2025(b) (d)		425	425,916
Series 2019-3R, Class A 9.164% (CME Term SOFR + 3.81%), 11/27/2031(b) (d)		36	36,376
Series 2020-1R, Class A 8.814% (CME Term SOFR + 3.46%), 02/25/2025(b) (d)		135	134,611

			32,873,966

	Principal Amount (000)		U.S. $ Value

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 3955, Class SD 1.148% (6.49% - CME Term SOFR), 11/15/2041(d) (e)	U.S.$	1,503	$155,532
Series 4693, Class SL 0.698% (6.04% - CME Term SOFR), 06/15/2047(d) (e)		959	139,907
Series 4954, Class SL 0.588% (5.94% - CME Term SOFR), 02/25/2050(d) (e)		1,157	137,867
Series 4981, Class HS 0.638% (5.99% - CME Term SOFR), 06/25/2050(d) (e)		2,358	238,218
Federal National Mortgage Association REMICs Series 2014-78, Class SE 0.638% (5.99% - CME Term SOFR), 12/25/2044(d) (e)		670	80,203
Series 2016-77, Class DS 0.538% (5.89% - CME Term SOFR), 10/25/2046(d) (e)		740	87,304
Series 2017-62, Class AS 0.688% (6.04% - CME Term SOFR), 08/25/2047(d) (e)		795	101,850
Series 2017-97, Class LS 0.738% (6.09% - CME Term SOFR), 12/25/2047(d) (e)		1,135	163,487
Government National Mortgage Association Series 2017-122, Class SA 0.74% (6.09% - CME Term SOFR 1 Month), 08/20/2047(d) (e)		624	83,159
Series 2017-134, Class MS 0.74% (6.09% - CME Term SOFR 1 Month), 09/20/2047(d) (e)		710	97,598

			1,285,125

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.564% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(b) (d)		124	123,742

Total Collateralized Mortgage Obligations (cost $32,983,813)			34,282,833

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Non-Agency Floating Rate CMBS – 0.7%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.376% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(b) (d)	U.S.$	1,755	$1,751,154
BBCMS Mortgage Trust Series 2020-BID, Class A 7.584% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(b) (d)		1,383	1,376,085
BX Commercial Mortgage Trust Series 2019-IMC, Class D 7.275% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(b) (d)		185	180,938
Series 2019-IMC, Class E 7.525% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(b) (d)		895	873,794
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.347% (CME Term SOFR + 2.00%), 01/25/2051(b) (d)		92	91,894
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.908% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(b) (d)		391	365,589

			4,639,454

Non-Agency Fixed Rate CMBS – 0.7%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(b)		520	423,932
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.15%, 08/10/2044(b)		19	8,887
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(f)		548	530,109
Series 2021-1, Class A2 2.435%, 08/15/2026(f)		1,421	1,375,465
Series 2021-1, Class AS 2.638%, 08/15/2026(f)		40	37,855
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(f)		927	918,698
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.665%, 09/15/2047(g)		3,863	39
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		78	25,825

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class XA 1.025%, 10/15/2048(g)	U.S.$	8,882	$55,932
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.331%, 12/15/2059		330	293,458
Series 2016-NXS6, Class C 4.391%, 11/15/2049		525	482,133

			4,152,333

Total Commercial Mortgage-Backed Securities (cost $9,200,039)			8,791,787

MORTGAGE PASS-THROUGHS – 0.9%
Agency Fixed Rate 30-Year – 0.9%
Federal National Mortgage Association Series 2022 3.00%, 02/01/2052 (cost $6,111,406)		5,952	5,253,113

COLLATERALIZED LOAN OBLIGATIONS – 0.8%
CLO - Floating Rate – 0.8%
AGL CLO 16 Ltd. Series 2021-16A, Class D 8.644% (CME Term SOFR 3 Month + 3.36%), 01/20/2035(b) (d)		650	651,261
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 8.694% (CME Term SOFR 3 Month + 3.41%), 01/20/2032(b) (d)		415	416,277
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 9.147% (CME Term SOFR 3 Month + 3.86%), 01/17/2034(b) (d)		400	400,746
Dryden 98 CLO Ltd. Series 2022-98A, Class D 8.382% (CME Term SOFR 3 Month + 3.10%), 04/20/2035(b) (d)		500	486,570
New Mountain CLO 3 Ltd. Series CLO-3A, Class A 6.724% (CME Term SOFR 3 Month + 1.44%), 10/20/2034(b) (d)		500	500,558
Pikes Peak CLO 8 Series 2021-8A, Class A 6.714% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(b) (d)		1,450	1,450,866
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.733% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(b) (d)		291	291,669
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 8.644% (CME Term SOFR 3 Month + 3.36%), 01/20/2035(b) (d)		500	502,290

	Principal Amount (000)		U.S. $ Value

Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 6.784% (CME Term SOFR 3 Month + 1.50%), 01/20/2034(b) (d)	U.S.$	381	$382,052

Total Collateralized Loan Obligations (cost $5,071,949)			5,082,289

CORPORATES - NON-INVESTMENT GRADE – 0.8%
Industrial – 0.7%
Communications - Media – 0.2%
DISH DBS Corp. 5.75%, 12/01/2028(b)		1,067	784,608
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	561	543,125

			1,327,733

Communications - Telecommunications – 0.1%
Altice France SA 3.375%, 01/15/2028(b)		307	235,031

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(b)	U.S.$	383	386,470
6.125%, 04/01/2032(b)		220	222,358

			608,828

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	550	566,452

Services – 0.2%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(b)		642	680,103
Block, Inc. 6.50%, 05/15/2032(b)	U.S.$	494	502,635

			1,182,738

			3,920,782

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b) (c)		751	754,995

Total Corporates - Non-Investment Grade (cost $5,226,050)			4,675,777

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.5%
Basic – 0.0%
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		125	102,344

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.2%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)	U.S.$	1,062	$956,464

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		483	455,831

Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(f) (h) (i) (j) (k)		655	65

Energy – 0.2%
Ecopetrol SA 8.625%, 01/19/2029		1,134	1,203,174
Oleoducto Central SA 4.00%, 07/14/2027(b)		229	213,328

			1,416,502

			2,931,206

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(b)		89	88,745

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(b)		374	369,325

			458,070

Total Emerging Markets - Corporate Bonds (cost $3,787,609)			3,389,276

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Hungary – 0.2%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(b)		1,197	1,206,351

Mexico – 0.2%
Comision Federal de Electricidad 4.688%, 05/15/2029(b)		1,016	961,390

Total Quasi-Sovereigns (cost $2,209,580)			2,167,741

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
University of California Series 2021-B 3.071%, 05/15/2051 (cost $1,451,503)		1,465	1,036,672

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(b) (cost $922,000)	U.S.$	922	$844,497

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Colombia – 0.0%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $247,409)		248	199,020

	Shares

COMMON STOCKS – 0.0%
Financials – 0.0%
Insurance – 0.0%
Mt Logan Re Ltd. Special Investment, Series 2, December 2021 - Class U-1(h) (i) (k)		226	0
Mt Logan Re Ltd. Special Investment, Series 2, December 2022 - Class U-1(h) (i) (k)		330	178,093

Total Common Stocks (cost $493,491)			178,093

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(l) (m) (n) (cost $4,572,248)		4,572,248	4,572,248

Total Investments – 100.8% (cost $617,705,429)(o)			610,911,017
Other assets less liabilities – (0.8)%			(4,827,110)

Net Assets – 100.0%			$606,083,907

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	9	September 2024	$1,040,203	$31,488
U.S. T-Note 2 Yr (CBT) Futures	728	September 2024	149,507,313	1,151,551
U.S. T-Note 5 Yr (CBT) Futures	356	September 2024	38,409,063	629,777
Sold Contracts
U.S. 10 Yr Ultra Futures	159	September 2024	18,376,922	(446,026)
U.S. Ultra Bond (CBT) Futures	26	September 2024	3,327,188	(147,266)

				$1,219,524

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	EUR	4,707	USD	5,067	08/08/2024	$(28,414)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	(5.00)%	Quarterly	3.31%	USD	4,390	$(323,207)	$(277,913)	$(45,294)
iTraxx Australia Series 41, 5 Year Index, 06/20/2029*	(1.00)	Quarterly	0.65	USD	32,150	(534,592)	(489,483)	(45,109)
Sale Contracts
CDX-NAIG Series 42, 5 Year Index, 06/20/2029*	1.00	Quarterly	0.52	USD	32,150	719,911	661,389	58,522

						$(137,888)	$(106,007)	$(31,881)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	64,600	02/26/2025	1.589%	CPI#	Maturity	$8,971,486	$—	$8,971,486
USD	38,550	02/28/2025	1.527%	CPI#	Maturity	5,474,221	—	5,474,221
USD	27,630	04/15/2026	2.583%	CPI#	Maturity	(146,384)	—	(146,384)
USD	61,010	05/13/2027	3.263%	CPI#	Maturity	(339,147)	—	(339,147)
USD	29,760	07/08/2027	2.770%	CPI#	Maturity	301,894	—	301,894
USD	29,760	07/08/2027	2.778%	CPI#	Maturity	290,789	—	290,789

						$14,552,859	$—	$14,552,859

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,160	06/09/2025	2.000%	1 Day SOFR	Annual	$32,885	$26,916	$5,969
USD	2,106	08/04/2025	1.970%	1 Day SOFR	Annual	127,312	56,937	70,375
USD	5,400	10/04/2026	1.170%	1 Day SOFR	Annual	516,651	346,196	170,455

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,080	11/08/2026	1.451%	1 Day SOFR	Annual	$92,305	$64,959	$27,346
USD	1,080	11/09/2026	1.470%	1 Day SOFR	Annual	91,616	64,989	26,627
USD	7,030	04/04/2027	2.235%	1 Day SOFR	Annual	381,888	347,212	34,676
USD	20,920	06/05/2027	0.345%	1 Day SOFR	Annual	2,178,575	2,090,072	88,503
USD	715	07/12/2027	2.000%	1 Day SOFR	Annual	39,393	41,346	(1,953)
USD	5,395	06/04/2029	1.985%	1 Day SOFR	Annual	440,861	444,521	(3,660)
USD	3,170	09/27/2029	1.300%	1 Day SOFR	Annual	464,873	370,465	94,408
USD	40,300	05/21/2031	1.394%	1 Day SOFR	Annual	5,796,723	5,515,392	281,331
USD	1,490	11/10/2035	2.410%	1 Day SOFR	Annual	207,221	161,909	45,312
USD	595	03/06/2042	3.500%	1 Day SOFR	Annual	21,595	—	21,595

						$10,391,898	$9,530,914	$860,984

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	4	$(516)	$(576)	$60
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	12	(1,547)	(1,599)	52
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	4	(516)	(461)	(55)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	12	(1,547)	(1,457)	(90)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	6	(746)	(526)	(220)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	19	(2,465)	(2,240)	(225)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	11	(1,433)	(1,198)	(235)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	16	$(2,121)	$(1,866)	$(255)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	19	(2,464)	(2,168)	(296)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	27	(3,439)	(3,026)	(413)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	22	(2,865)	(2,179)	(686)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	41	(5,273)	(4,525)	(748)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	39	(4,987)	(3,959)	(1,028)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	2	(286)	(248)	(38)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	54	(6,992)	(5,910)	(1,082)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	58	(7,451)	(4,190)	(3,261)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	75	(9,686)	(5,563)	(4,123)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	13	(1,720)	(1,398)	(322)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	58	(7,451)	(6,511)	(940)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	67	(8,597)	(7,512)	(1,085)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	97	(12,437)	(9,865)	(2,572)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	97	$(12,494)	$(9,907)	$(2,587)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	318	(40,922)	(16,289)	(24,633)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	7	(859)	(905)	46
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	7	(859)	(534)	(325)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	13	(1,720)	(1,178)	(542)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	13	(1,719)	(1,088)	(631)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	26	(3,382)	(2,532)	(850)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	74	(9,514)	(7,029)	(2,485)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	79	(10,201)	(6,113)	(4,088)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	85	(10,947)	(5,353)	(5,594)

						$(177,156)	$(117,905)	$(59,251)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2024, the aggregate market value of these securities amounted to $120,893,457 or 19.9% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2024.
(e)	Inverse interest only security.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.48% of net assets as of July 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021 - 08/03/2023	$529,900	$530,109	0.09%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	1,440,675	1,375,465	0.23%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	40,462	37,855	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	979,847	918,698	0.15%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014 - 01/27/2014	363,153	65	0.00%

(g)	IO - Interest Only.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Non-income producing security.
(j)	Defaulted matured security.
(k)	Fair valued by the Adviser.
(l)	Affiliated investments.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)	The rate shown represents the 7-day yield as of period end.
(o)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,506,542 and gross unrealized depreciation of investments was $(12,787,133), resulting in net unrealized appreciation of $9,719,409.

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TIPS – Treasury Inflation Protected Security

AB Bond Inflation Strategy

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Inflation-Linked Securities	$—	$435,174,521	$—		$435,174,521
Corporates - Investment Grade	—	69,752,376	—		69,752,376
Asset-Backed Securities	—	35,510,774	—		35,510,774
Collateralized Mortgage Obligations	—	34,282,833	—		34,282,833
Commercial Mortgage-Backed Securities	—	8,791,787	—		8,791,787
Mortgage Pass-Throughs	—	5,253,113	—		5,253,113
Collateralized Loan Obligations	—	5,082,289	—		5,082,289
Corporates - Non-Investment Grade	—	4,675,777	—		4,675,777
Emerging Markets - Corporate Bonds	—	3,389,211	65		3,389,276
Quasi-Sovereigns	—	2,167,741	—		2,167,741
Local Governments - US Municipal Bonds	—	1,036,672	—		1,036,672
Emerging Markets - Sovereigns	—	844,497	—		844,497
Governments - Sovereign Bonds	—	199,020	—		199,020
Common Stocks	—	—	178,093	(a)	178,093
Short-Term Investments	4,572,248	—	—		4,572,248

Total Investments in Securities	4,572,248	606,160,611	178,158	(a)	610,911,017
Other Financial Instruments(b):
Assets:
Futures	1,812,816	—	—		1,812,816
Centrally Cleared Credit Default Swaps	—	719,911	—		719,911
Centrally Cleared Inflation (CPI) Swaps	—	15,038,390	—		15,038,390
Centrally Cleared Interest Rate Swaps	—	10,391,898	—		10,391,898
Liabilities:
Futures	(593,292)	—	—		(593,292)
Forward Currency Exchange Contracts	—	(28,414)	—		(28,414)
Centrally Cleared Credit Default Swaps	—	(857,799)	—		(857,799)
Centrally Cleared Inflation (CPI) Swaps	—	(485,531)	—		(485,531)
Credit Default Swaps	—	(177,156)	—		(177,156)

Total	$5,791,772	$630,761,910	$178,158	(a)	$636,731,840

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$197,941	$193,369	$4,572	$332